Other disclosures (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Obligations [Abstract]
Up to 1 Year	R$ 624,424	R$ 646,804	R$ 640,132
Between 1 to 5 Years	1,545,101	1,789,670	1,873,889
More than 5 Years	288,420	496,802	685,090
Total	R$ 2,457,945	R$ 2,933,276	R$ 3,199,111